UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: Vanguard Wellesley Income Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2016
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (11.7%)
U.S. Government Securities (10.5%)
	United States Treasury Note/Bond	0.625%	12/31/16	140,120	140,273
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,099
	United States Treasury Note/Bond	0.500%	2/28/17	11,000	11,005
	United States Treasury Note/Bond	0.500%	3/31/17	113,300	113,318
	United States Treasury Note/Bond	0.625%	7/31/17	298,000	298,325
	United States Treasury Note/Bond	1.000%	9/15/17	553,000	555,936
	United States Treasury Note/Bond	0.750%	10/31/17	74,500	74,686
	United States Treasury Note/Bond	0.875%	3/31/18	217,000	218,085
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	45,134
1	United States Treasury Note/Bond	1.375%	9/30/18	662,270	673,343
2	United States Treasury Note/Bond	1.750%	9/30/19	665,000	685,781
	United States Treasury Note/Bond	1.625%	6/30/20	258,195	265,577
	United States Treasury Note/Bond	1.250%	3/31/21	162,000	163,925
	United States Treasury Note/Bond	2.000%	2/15/25	350,870	367,206
	United States Treasury Note/Bond	2.000%	8/15/25	109,605	114,623
	United States Treasury Note/Bond	2.250%	11/15/25	5,685	6,068
	United States Treasury Note/Bond	1.625%	2/15/26	105,000	106,231
	United States Treasury Note/Bond	2.875%	5/15/43	203,565	229,011
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	127,888
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	397,322
	United States Treasury Note/Bond	3.125%	8/15/44	36,035	42,448
	United States Treasury Note/Bond	2.500%	2/15/45	16,425	17,115
	United States Treasury Note/Bond	2.875%	8/15/45	60,715	68,190
	United States Treasury Note/Bond	2.500%	2/15/46	236,000	245,957
					5,012,546
Agency Bonds and Notes (0.2%)
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,171
3	Tennessee Valley Authority	4.625%	9/15/60	19,800	24,796
					76,967
Conventional Mortgage-Backed Securities (0.8%)
4,5	Fannie Mae Pool	2.500%	3/1/27–1/1/29	8,360	8,677
4,5,6Fannie Mae Pool		4.500%	10/1/29–7/1/46	275,384	302,489
4,5	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/42	6	7
4,5	Freddie Mac Gold Pool	4.500%	4/1/25–7/1/46	48,732	54,003
4	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	61	69
4	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	4,696	5,284
					370,529
Nonconventional Mortgage-Backed Securities (0.2%)
4,5	Fannie Mae REMICS	3.500%	4/25/31	6,910	7,470
4,5	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,201	14,432
4,5	Freddie Mac REMICS	3.500%	3/15/31	4,095	4,428
4,5	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	77,206	85,619
					111,949
Total U.S. Government and Agency Obligations (Cost $5,308,400)					5,571,991
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,126
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	96,068

4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	118,234
7	American Tower Trust I	1.551%	3/15/18	13,530	13,420
7	American Tower Trust I	3.070%	3/15/23	32,900	33,877
4,7,8Apidos CDO		2.133%	4/17/26	39,850	39,726
4,7,8ARES CLO Ltd.		2.153%	4/17/26	39,670	39,616
4,7,8Atlas Senior Loan Fund Ltd.		2.168%	10/15/26	12,360	12,346
4,7,8Atlas Senior Loan Fund V Ltd.		2.183%	7/16/26	9,890	9,864
4,7,8Babson CLO Ltd.		2.124%	7/20/25	4,555	4,549
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	7,076	7,086
4,7,8Cent CLO		2.124%	7/27/26	13,260	13,128
4,7,8Cent CLO 20 Ltd.		2.118%	1/25/26	40,000	39,708
4,7,8Cent CLO 22 Ltd.		2.112%	11/7/26	30,200	29,911
4,7,8CIFC Funding Ltd.		2.133%	4/18/25	38,255	38,235
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	17,076
4,7,8Dryden Senior Loan Fund		1.983%	4/18/26	37,710	37,497
4,7	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	1,156	1,155
4,7	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,410
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,127
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	37,815	37,992
4,7,8ING Investment Management Co.		2.133%	4/18/26	37,635	37,588
4,8	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.248%	4/15/41	21,262	22,318
4,7,8Limerock CLO		2.133%	4/18/26	43,000	42,671
4,7,8Madison Park Funding XII Ltd.		2.083%	1/19/25	24,975	24,930
4,7,8Madison Park Funding XIII Ltd.		2.134%	7/20/26	29,375	29,362
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	25,615
4,7	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,487
4,7	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	23,305	24,030
4,7,8OZLM VI Ltd.		2.183%	4/17/26	30,910	30,940
4	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,710
4	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	9,665	9,751
7	SBA Tower Trust	2.898%	10/15/19	37,250	37,753
4,7,8Seneca Park CLO Ltd.		2.113%	7/17/26	21,705	21,676
4,7,8SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	21,545
4,7,8Shackleton CLO Ltd.		2.113%	7/17/26	20,985	20,799
4,7	Springleaf Funding Trust	2.410%	12/15/22	26,181	26,230
4,7	Springleaf Funding Trust	3.160%	11/15/24	43,060	43,289
4,7	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,240
4,7	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	7,480	7,478
4,7,8Symphony CLO XIV Ltd.		2.110%	7/14/26	36,945	36,855
4,7,8Thacher Park CLO Ltd.		2.104%	10/20/26	16,115	16,062
4	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,380
4	Volkswagen Auto Loan Enhanced Trust
	2014-1	1.450%	9/21/20	16,897	16,860
4	Volkswagen Auto Loan Enhanced Trust
	2014-2	0.950%	4/22/19	14,075	14,026
4,7,8Voya CLO 2014-2 Ltd.		2.083%	7/17/26	5,905	5,886
4,7	Westlake Automobile Receivables Trust	0.970%	10/16/17	598	598
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,219,590)					1,223,230

Corporate Bonds (42.3%)
Finance (15.8%)
Banking (12.1%)
American Express Co.	5.500%	9/12/16	25,000	25,216
American Express Co.	6.150%	8/28/17	35,000	36,992
American Express Credit Corp.	2.375%	3/24/17	35,650	36,017
American Express Credit Corp.	2.250%	8/15/19	24,000	24,519
Bank of America Corp.	3.750%	7/12/16	23,000	23,011
Bank of America Corp.	5.625%	10/14/16	22,500	22,796
Bank of America Corp.	6.875%	4/25/18	32,000	34,927
Bank of America Corp.	5.650%	5/1/18	60,090	64,335
Bank of America Corp.	5.625%	7/1/20	28,825	32,460
Bank of America Corp.	5.875%	1/5/21	10,285	11,783
Bank of America Corp.	5.000%	5/13/21	35,910	40,046
Bank of America Corp.	3.300%	1/11/23	18,875	19,394
Bank of America Corp.	4.100%	7/24/23	47,670	50,870
Bank of America Corp.	4.125%	1/22/24	7,500	8,079
Bank of America Corp.	4.000%	1/22/25	26,225	26,710
Bank of America Corp.	6.110%	1/29/37	30,000	35,613
Bank of America Corp.	5.875%	2/7/42	8,770	11,071
Bank of America Corp.	5.000%	1/21/44	24,180	27,916
Bank of America Corp.	4.875%	4/1/44	7,820	8,913
Bank of Montreal	2.500%	1/11/17	71,580	72,095
Bank of Montreal	2.375%	1/25/19	29,000	29,770
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	55,363
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	50,866
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	23,957
Bank of Nova Scotia	2.550%	1/12/17	31,000	31,259
Bank of Nova Scotia	2.450%	3/22/21	39,905	41,030
Bank of Nova Scotia	2.800%	7/21/21	58,100	60,709
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,391
Bank One Corp.	7.750%	7/15/25	25,000	32,630
7 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	39,114
7 Barclays Bank plc	6.050%	12/4/17	27,600	28,913
Barclays Bank plc	5.140%	10/14/20	7,935	8,414
BB&T Corp.	1.600%	8/15/17	19,775	19,903
BB&T Corp.	5.250%	11/1/19	19,000	21,035
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	16,190
BNP Paribas SA	2.400%	12/12/18	11,000	11,224
BNP Paribas SA	3.250%	3/3/23	6,750	7,023
BPCE SA	2.500%	12/10/18	15,570	15,886
BPCE SA	2.500%	7/15/19	42,100	43,022
BPCE SA	4.000%	4/15/24	25,885	28,354
7 BPCE SA	5.150%	7/21/24	37,185	38,966
Capital One Financial Corp.	4.750%	7/15/21	36,165	40,209
Capital One Financial Corp.	3.750%	4/24/24	60,945	63,605
Capital One Financial Corp.	3.200%	2/5/25	12,500	12,626
Capital One Financial Corp.	4.200%	10/29/25	9,715	9,937
Citigroup Inc.	1.750%	5/1/18	13,000	13,051
Citigroup Inc.	2.500%	9/26/18	31,000	31,593
Citigroup Inc.	2.550%	4/8/19	30,000	30,623
Citigroup Inc.	2.500%	7/29/19	29,565	30,114
Citigroup Inc.	2.400%	2/18/20	87,550	88,379
Citigroup Inc.	4.500%	1/14/22	30,140	33,336
Citigroup Inc.	6.625%	6/15/32	9,000	11,017
Citigroup Inc.	8.125%	7/15/39	1,883	2,939
Citigroup Inc.	5.875%	1/30/42	7,460	9,403

Citigroup Inc.	4.950%	11/7/43	7,000	7,870
Citigroup Inc.	5.300%	5/6/44	15,745	17,015
Compass Bank	2.750%	9/29/19	12,250	12,121
Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	45,538
7 Credit Agricole SA	2.500%	4/15/19	45,420	46,470
Credit Suisse	3.000%	10/29/21	53,710	54,940
Credit Suisse	3.625%	9/9/24	3,955	4,079
Credit Suisse AG	1.750%	1/29/18	25,940	25,964
Credit Suisse AG	2.300%	5/28/19	18,975	19,229
Credit Suisse AG	5.300%	8/13/19	9,000	9,919
7 Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	24,992
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	45,951
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	56,329
Deutsche Bank AG	2.500%	2/13/19	20,735	20,785
7 DNB Bank ASA	2.375%	6/2/21	42,450	43,066
Fifth Third Bank	2.875%	10/1/21	8,780	9,086
Fifth Third Bank	3.850%	3/15/26	29,295	30,708
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	25,835
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	56,439
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,759
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	27,039
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	12,104
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	27,081
Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,613
Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,399
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	79,079
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	77,815
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,096
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,125
Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,418
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	25,001
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	29,479
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	46,295
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	21,980
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	17,523
7 HSBC Bank plc	4.750%	1/19/21	42,960	47,445
HSBC Bank USA NA	5.875%	11/1/34	21,000	25,454
HSBC Holdings plc	3.400%	3/8/21	50,000	51,497
HSBC Holdings plc	4.000%	3/30/22	10,870	11,638
HSBC Holdings plc	3.600%	5/23/23	56,130	57,372
HSBC Holdings plc	7.625%	5/17/32	15,800	20,105
HSBC Holdings plc	6.500%	5/2/36	22,000	26,277
HSBC Holdings plc	6.100%	1/14/42	43,680	56,041
HSBC Holdings plc	5.250%	3/14/44	5,795	6,110
HSBC USA Inc.	1.625%	1/16/18	35,910	35,816
HSBC USA Inc.	2.350%	3/5/20	58,195	58,182
HSBC USA Inc.	3.500%	6/23/24	26,200	26,981
Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,979
Huntington National Bank	1.700%	2/26/18	15,000	15,056
Huntington National Bank	2.200%	4/1/19	17,850	18,076
Huntington National Bank	2.400%	4/1/20	36,530	37,085
7 ING Bank NV	3.750%	3/7/17	35,000	35,606
7 ING Bank NV	1.800%	3/16/18	51,425	51,645
JPMorgan Chase & Co.	2.000%	8/15/17	35,025	35,352
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	76,808
JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,451
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,554

JPMorgan Chase & Co.	4.350%	8/15/21	33,285	36,612
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	20,255
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	23,384
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	37,013
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	12,107
JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,439
JPMorgan Chase & Co.	3.300%	4/1/26	26,730	27,505
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	25,757
JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,762
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	88,870
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	20,139
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	15,858
JPMorgan Chase & Co.	4.950%	6/1/45	12,000	13,193
KeyBank NA	2.350%	3/8/19	30,000	30,646
7 Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,260
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,748
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,647
Morgan Stanley	5.450%	1/9/17	15,000	15,341
Morgan Stanley	1.875%	1/5/18	9,470	9,525
Morgan Stanley	6.625%	4/1/18	25,000	27,088
Morgan Stanley	2.125%	4/25/18	104,400	105,297
Morgan Stanley	2.500%	1/24/19	43,200	44,022
Morgan Stanley	7.300%	5/13/19	53,955	61,935
Morgan Stanley	2.375%	7/23/19	35,000	35,580
Morgan Stanley	2.800%	6/16/20	23,000	23,548
Morgan Stanley	5.500%	7/24/20	15,000	16,954
Morgan Stanley	5.750%	1/25/21	13,900	15,867
Morgan Stanley	2.500%	4/21/21	30,630	30,883
Morgan Stanley	3.875%	4/29/24	22,050	23,599
Morgan Stanley	4.000%	7/23/25	20,805	22,281
Morgan Stanley	4.350%	9/8/26	15,000	15,632
Morgan Stanley	7.250%	4/1/32	51,100	70,846
Morgan Stanley	4.300%	1/27/45	24,705	26,035
National City Bank	5.800%	6/7/17	50,000	52,002
7 Nationwide Building Society	2.350%	1/21/20	22,720	23,152
Northern Trust Corp.	3.450%	11/4/20	10,285	11,030
PNC Bank NA	5.250%	1/15/17	16,000	16,372
PNC Bank NA	3.300%	10/30/24	14,645	15,616
PNC Bank NA	2.950%	2/23/25	34,775	36,271
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	43,098
Royal Bank of Canada	2.500%	1/19/21	24,750	25,652
Santander Bank NA	2.000%	1/12/18	21,075	21,046
Santander Bank NA	8.750%	5/30/18	5,225	5,819
Santander Holdings USA Inc.	2.700%	5/24/19	28,100	28,205
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,045
Santander Issuances SAU	5.179%	11/19/25	24,800	24,697
Santander UK plc	2.500%	3/14/19	79,400	80,217
7 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	52,171
State Street Corp.	5.375%	4/30/17	55,500	57,586
SunTrust Bank	3.300%	5/15/26	11,955	12,121
SunTrust Banks Inc.	2.900%	3/3/21	34,300	35,455
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	57,793
Synchrony Financial	2.600%	1/15/19	17,915	18,084
Synchrony Financial	3.000%	8/15/19	8,570	8,735
Synchrony Financial	2.700%	2/3/20	12,580	12,620
7 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	37,496
7 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,908

US Bancorp	3.700%	1/30/24	39,005	43,019
Wachovia Corp.	5.750%	2/1/18	9,500	10,159
Wachovia Corp.	6.605%	10/1/25	15,000	18,830
Wells Fargo & Co.	5.625%	12/11/17	47,000	50,010
Wells Fargo & Co.	2.150%	1/30/20	38,370	39,037
Wells Fargo & Co.	3.000%	1/22/21	27,580	28,875
Wells Fargo & Co.	4.600%	4/1/21	40,000	44,684
Wells Fargo & Co.	3.500%	3/8/22	54,840	58,753
Wells Fargo & Co.	3.450%	2/13/23	49,865	51,486
Wells Fargo & Co.	4.480%	1/16/24	34,444	37,577
Wells Fargo & Co.	3.000%	2/19/25	28,660	29,328
Wells Fargo & Co.	3.550%	9/29/25	27,170	28,965
Wells Fargo & Co.	3.000%	4/22/26	36,830	37,441
Wells Fargo & Co.	4.100%	6/3/26	33,000	35,259
Wells Fargo & Co.	5.606%	1/15/44	28,551	34,207
Wells Fargo & Co.	4.650%	11/4/44	20,735	21,801
Wells Fargo & Co.	4.900%	11/17/45	16,060	17,593
Wells Fargo & Co.	4.400%	6/14/46	36,200	36,667

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,458

Finance Companies (0.7%)
7 GE Capital International Funding Co.	2.342%	11/15/20	58,112	60,054
7 GE Capital International Funding Co.	3.373%	11/15/25	59,548	64,978
7 GE Capital International Funding Co.	4.418%	11/15/35	201,814	226,100

Insurance (2.5%)
Aetna Inc.	1.750%	5/15/17	2,966	2,983
Aetna Inc.	3.950%	9/1/20	4,860	5,226
Aetna Inc.	2.800%	6/15/23	19,685	20,085
Aetna Inc.	3.200%	6/15/26	43,190	44,320
Aetna Inc.	4.250%	6/15/36	27,050	27,962
Anthem Inc.	2.300%	7/15/18	12,045	12,222
Anthem Inc.	3.700%	8/15/21	25,635	27,385
Anthem Inc.	3.125%	5/15/22	30,450	31,487
Anthem Inc.	3.300%	1/15/23	20,000	20,671
Anthem Inc.	4.650%	8/15/44	8,832	9,449
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	34,629
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	37,248
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	24,795
Chubb INA Holdings Inc.	5.700%	2/15/17	15,000	15,426
Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	16,867
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,382
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,664
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,079
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	28,427
Cigna Corp.	3.250%	4/15/25	43,165	44,142
CNA Financial Corp.	3.950%	5/15/24	4,335	4,585
7 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,773
7 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,986
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	16,867
7 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,543
7 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,509
Loews Corp.	2.625%	5/15/23	14,100	14,197
7 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,907
7 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,591

7 MassMutual Global Funding II	2.000%	4/15/21	42,188	42,752
MetLife Inc.	1.903%	12/15/17	7,340	7,417
MetLife Inc.	3.600%	4/10/24	28,000	29,522
MetLife Inc.	4.125%	8/13/42	5,300	5,277
MetLife Inc.	4.875%	11/13/43	17,500	19,250
7 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,747
7 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,484
7 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,704
7 New York Life Global Funding	1.650%	5/15/17	53,000	53,380
7 New York Life Insurance Co.	5.875%	5/15/33	44,785	55,054
Prudential Financial Inc.	4.500%	11/15/20	24,055	26,535
7 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,263
7 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	11,990	13,363
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,426
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,602
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	23,721
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,408
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,449
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,452
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,906
UnitedHealth Group Inc.	4.625%	7/15/35	31,295	36,333
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	28,462
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	41,118
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	33,749
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	22,946

Other Finance (0.1%)
7 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,553

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	18,501
Duke Realty LP	6.500%	1/15/18	4,819	5,163
HCP Inc.	6.000%	1/30/17	20,000	20,524
Liberty Property LP	6.625%	10/1/17	10,096	10,701
Realty Income Corp.	5.950%	9/15/16	9,940	10,034
Realty Income Corp.	5.750%	1/15/21	8,675	9,985
Simon Property Group LP	4.375%	3/1/21	22,000	24,473
Simon Property Group LP	4.125%	12/1/21	12,946	14,346
Simon Property Group LP	3.300%	1/15/26	23,500	25,034
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	11,670	11,700
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	18,078
				7,513,205
Industrial (22.9%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,275	41,745
CF Industries Inc.	7.125%	5/1/20	6,379	7,360
CF Industries Inc.	5.375%	3/15/44	28,635	27,196
LyondellBasell Industries NV	4.625%	2/26/55	28,625	27,999
Monsanto Co.	4.700%	7/15/64	7,025	6,351
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	17,033
Rio Tinto Finance USA plc	3.500%	3/22/22	11,445	12,011

Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	20,825	28,874

7 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,140
7 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,556
7 BAE Systems Holdings Inc.	3.850%	12/15/25	37,512	39,942
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	40,546
Caterpillar Inc.	3.900%	5/27/21	32,880	36,306
Caterpillar Inc.	2.600%	6/26/22	9,575	9,879
Caterpillar Inc.	3.400%	5/15/24	19,475	20,941
Caterpillar Inc.	5.200%	5/27/41	19,770	23,987
Caterpillar Inc.	3.803%	8/15/42	20,469	20,858
Caterpillar Inc.	4.300%	5/15/44	7,885	8,655
Deere & Co.	4.375%	10/16/19	13,090	14,442
Eaton Corp.	5.300%	3/15/17	20,000	20,572
Eaton Corp.	6.500%	6/1/25	10,000	12,368
General Dynamics Corp.	3.875%	7/15/21	9,950	10,951
General Electric Capital Corp.	5.300%	2/11/21	1,806	2,087
General Electric Capital Corp.	4.650%	10/17/21	18,610	21,304
General Electric Capital Corp.	3.150%	9/7/22	16,706	17,930
General Electric Capital Corp.	3.100%	1/9/23	6,094	6,507
General Electric Capital Corp.	6.750%	3/15/32	9,962	13,915
General Electric Capital Corp.	6.150%	8/7/37	13,205	18,264
General Electric Capital Corp.	5.875%	1/14/38	27,573	37,403
General Electric Capital Corp.	6.875%	1/10/39	9,904	14,954
General Electric Co.	2.700%	10/9/22	14,000	14,580
General Electric Co.	4.125%	10/9/42	7,940	8,740
General Electric Co.	4.500%	3/11/44	8,725	10,123
Honeywell International Inc.	4.250%	3/1/21	29,484	33,125
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	47,067
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,338
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,319
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,705
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,718
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,727
Lockheed Martin Corp.	2.900%	3/1/25	26,840	27,829
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,599
Lockheed Martin Corp.	4.700%	5/15/46	16,650	19,547
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	16,894
Raytheon Co.	3.125%	10/15/20	10,000	10,704
7 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	46,466
7 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	25,650	27,186
7 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	46,212
United Technologies Corp.	4.500%	4/15/20	24,170	26,932
United Technologies Corp.	3.100%	6/1/22	10,095	10,761
United Technologies Corp.	4.500%	6/1/42	38,885	44,612

Communication (3.8%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	5,187
21st Century Fox America Inc.	6.200%	12/15/34	11,000	13,686
America Movil SAB de CV	3.125%	7/16/22	66,820	68,343
America Movil SAB de CV	6.125%	3/30/40	27,680	33,514
American Tower Corp.	3.450%	9/15/21	23,985	24,883
American Tower Corp.	4.700%	3/15/22	2,905	3,207
AT&T Inc.	1.400%	12/1/17	15,595	15,616
AT&T Inc.	1.750%	1/15/18	21,060	21,173
AT&T Inc.	2.300%	3/11/19	20,145	20,554
AT&T Inc.	5.200%	3/15/20	10,125	11,460
AT&T Inc.	4.600%	2/15/21	4,900	5,376
AT&T Inc.	5.000%	3/1/21	10,000	11,197

AT&T Inc.	3.875%	8/15/21	20,000	21,527
AT&T Inc.	6.500%	9/1/37	24,600	30,270
AT&T Inc.	4.750%	5/15/46	23,075	23,713
CBS Corp.	4.300%	2/15/21	22,710	24,703
Comcast Corp.	3.600%	3/1/24	15,490	16,981
Comcast Corp.	3.150%	3/1/26	15,280	16,242
Comcast Corp.	4.250%	1/15/33	15,060	16,622
Comcast Corp.	4.200%	8/15/34	18,620	20,455
Comcast Corp.	4.400%	8/15/35	22,290	24,992
Comcast Corp.	6.450%	3/15/37	20,000	27,536
Comcast Corp.	6.950%	8/15/37	45,000	64,926
Comcast Corp.	4.650%	7/15/42	7,260	8,336
Comcast Corp.	4.500%	1/15/43	20,000	22,425
Comcast Corp.	4.750%	3/1/44	16,635	19,411
Comcast Corp.	4.600%	8/15/45	26,430	30,375
7 COX Communications Inc.	5.875%	12/1/16	40,000	40,708
7 Cox Communications Inc.	4.800%	2/1/35	58,525	54,550
Crown Castle International Corp.	3.700%	6/15/26	19,465	20,044
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	45,370
Discovery Communications LLC	5.625%	8/15/19	7,635	8,394
Discovery Communications LLC	5.050%	6/1/20	13,365	14,613
Grupo Televisa SAB	6.625%	1/15/40	13,805	15,605
Grupo Televisa SAB	5.000%	5/13/45	5,925	5,647
Grupo Televisa SAB	6.125%	1/31/46	13,475	14,596
7 GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	19,176
Michigan Bell Telephone Co.	7.850%	1/15/22	23,750	29,929
7 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,663
7 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	85,947
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,985
Omnicom Group Inc.	3.600%	4/15/26	22,925	23,953
Orange SA	9.000%	3/1/31	54,566	84,200
7 SBA Tower Trust	2.933%	12/15/17	28,850	28,885
7 Sky plc	2.625%	9/16/19	30,550	31,044
7 Sky plc	3.125%	11/26/22	7,000	7,180
7 Sky plc	3.750%	9/16/24	35,911	37,337
Time Warner Cable Inc.	5.850%	5/1/17	70,000	72,455
Time Warner Cable Inc.	8.750%	2/14/19	915	1,068
Time Warner Cable Inc.	8.250%	4/1/19	11,944	13,868
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	4,150
Time Warner Inc.	4.750%	3/29/21	13,000	14,592
Time Warner Inc.	6.250%	3/29/41	8,000	10,072
Verizon Communications Inc.	3.450%	3/15/21	15,585	16,749
Verizon Communications Inc.	3.500%	11/1/21	78,905	84,879
Verizon Communications Inc.	6.400%	9/15/33	62,160	79,412
Verizon Communications Inc.	6.400%	2/15/38	23,000	29,002
Verizon Communications Inc.	4.750%	11/1/41	28,730	30,902
Verizon Communications Inc.	6.550%	9/15/43	71,200	96,185
Viacom Inc.	5.625%	9/15/19	10,000	11,013
Vodafone Group plc	1.250%	9/26/17	37,000	37,003
Vodafone Group plc	5.450%	6/10/19	26,000	28,762
Walt Disney Co.	4.125%	6/1/44	18,320	20,727

Consumer Cyclical (3.0%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,601
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,091
Amazon.com Inc.	2.500%	11/29/22	31,600	32,713
Amazon.com Inc.	4.800%	12/5/34	55,880	65,771

	Amazon.com Inc.	4.950%	12/5/44	17,920	21,877
7	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,837
7	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,480
	American Honda Finance Corp.	2.125%	10/10/18	29,535	30,296
	AutoZone Inc.	4.000%	11/15/20	25,000	26,900
	AutoZone Inc.	3.700%	4/15/22	12,752	13,589
	AutoZone Inc.	3.125%	7/15/23	22,000	22,787
7	BMW US Capital LLC	2.000%	4/11/21	19,815	19,963
7	BMW US Capital LLC	2.800%	4/11/26	9,530	9,775
	CVS Health Corp.	2.750%	12/1/22	20,000	20,662
	CVS Health Corp.	4.875%	7/20/35	18,205	21,599
	CVS Health Corp.	5.125%	7/20/45	42,460	52,625
4,7	CVS Pass-Through Trust	5.926%	1/10/34	14,656	16,799
7	Daimler Finance North America LLC	2.625%	9/15/16	30,000	30,099
7	Daimler Finance North America LLC	2.250%	7/31/19	58,255	59,639
7	Daimler Finance North America LLC	2.450%	5/18/20	2,260	2,326
7	Daimler Finance North America LLC	2.000%	7/6/21	60,000	59,977
7	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,560
	eBay Inc.	1.350%	7/15/17	10,960	10,981
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	57,571
	Ford Motor Credit Co. LLC	3.157%	8/4/20	31,000	32,033
7	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,241
	Home Depot Inc.	4.400%	4/1/21	12,300	13,857
	Home Depot Inc.	2.700%	4/1/23	24,715	25,919
	Home Depot Inc.	4.400%	3/15/45	22,390	25,873
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,706
	Johnson Controls Inc.	3.750%	12/1/21	25,000	26,632
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	7,132
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	13,493
	Marriott International Inc.	2.300%	1/15/22	44,000	44,198
	McDonald's Corp.	3.500%	7/15/20	21,760	23,328
	McDonald's Corp.	2.625%	1/15/22	10,175	10,515
	McDonald's Corp.	3.250%	6/10/24	4,400	4,696
7	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,702
7	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,701
7	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,599
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,907
	Target Corp.	5.375%	5/1/17	5,000	5,184
	Target Corp.	6.000%	1/15/18	16,500	17,758
	Target Corp.	2.900%	1/15/22	11,850	12,589
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,169
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,167
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,277
7	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	14,038
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	82,054
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,798
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,995
	Wal-Mart Stores Inc.	2.550%	4/11/23	44,450	46,319
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	70,843
	Wal-Mart Stores Inc.	4.750%	10/2/43	20,300	25,022
	Wal-Mart Stores Inc.	4.300%	4/22/44	16,995	19,836
	Walgreens Boots Alliance Inc.	2.600%	6/1/21	10,845	11,049

	Consumer Noncyclical (7.8%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,668
	Actavis Funding SCS	3.000%	3/12/20	32,675	33,652
	Actavis Funding SCS	3.450%	3/15/22	30,660	31,857

	Actavis Funding SCS	3.800%	3/15/25	4,510	4,687
	Actavis Funding SCS	4.550%	3/15/35	8,745	9,053
	Actavis Funding SCS	4.850%	6/15/44	14,075	14,849
	Altria Group Inc.	4.750%	5/5/21	40,806	46,548
	Altria Group Inc.	2.850%	8/9/22	11,835	12,400
	Altria Group Inc.	4.500%	5/2/43	15,940	18,041
	Amgen Inc.	3.625%	5/22/24	38,185	40,998
7	Amgen Inc.	4.663%	6/15/51	30,784	32,171
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	66,421
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	57,035	60,956
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	130,310	146,607
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	117,975	138,363
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	7,676
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,728
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	81,200	91,777
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	886
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,995
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	19,147
	AstraZeneca plc	5.900%	9/15/17	50,000	52,855
	AstraZeneca plc	1.950%	9/18/19	12,435	12,584
	AstraZeneca plc	2.375%	11/16/20	37,225	37,957
	AstraZeneca plc	3.375%	11/16/25	27,755	29,026
	AstraZeneca plc	4.375%	11/16/45	25,305	27,634
4,7,8Avery Point IV CLO Ltd.		2.158%	4/25/26	36,540	36,553
7	BAT International Finance plc	2.750%	6/15/20	17,600	18,293
7	BAT International Finance plc	3.250%	6/7/22	50,880	54,053
7	BAT International Finance plc	3.500%	6/15/22	7,440	8,005
7	BAT International Finance plc	3.950%	6/15/25	15,000	16,765
7	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,276
7	Bayer US Finance LLC	3.000%	10/8/21	38,730	40,423
7	Bayer US Finance LLC	3.375%	10/8/24	9,425	9,727
	Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,190
	Bestfoods	6.625%	4/15/28	25,000	35,604
	Biogen Inc.	2.900%	9/15/20	17,465	18,199
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	18,367
	Cardinal Health Inc.	1.700%	3/15/18	2,401	2,416
	Cardinal Health Inc.	2.400%	11/15/19	22,090	22,619
	Cardinal Health Inc.	3.200%	3/15/23	11,650	12,204
	Cardinal Health Inc.	3.500%	11/15/24	20,020	21,311
	Cardinal Health Inc.	4.500%	11/15/44	23,250	24,403
7	Cargill Inc.	6.000%	11/27/17	7,000	7,469
7	Cargill Inc.	4.760%	11/23/45	83,304	96,865
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,943
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	21,930	22,135
	Celgene Corp.	2.250%	5/15/19	5,145	5,242
	Celgene Corp.	3.550%	8/15/22	15,160	15,870
	Celgene Corp.	3.625%	5/15/24	11,980	12,522
	Celgene Corp.	5.000%	8/15/45	25,000	27,584
	Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	13,974
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,883
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,515
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,770
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	30,025
	Colgate-Palmolive Co.	2.950%	11/1/20	25,000	26,877
	Diageo Capital plc	5.500%	9/30/16	11,066	11,171
	Diageo Capital plc	2.625%	4/29/23	42,580	43,929
	Diageo Investment Corp.	2.875%	5/11/22	17,245	18,051

Dignity Health California GO	2.637%	11/1/19	4,480	4,607
Dignity Health California GO	3.812%	11/1/24	9,060	9,753
Eli Lilly & Co.	3.700%	3/1/45	20,040	21,368
7 EMD Finance LLC	2.400%	3/19/20	1,100	1,117
7 EMD Finance LLC	2.950%	3/19/22	19,640	20,132
7 EMD Finance LLC	3.250%	3/19/25	39,545	40,403
Express Scripts Holding Co.	2.650%	2/15/17	55,051	55,643
Express Scripts Holding Co.	2.250%	6/15/19	14,030	14,253
7 Forest Laboratories Inc.	4.875%	2/15/21	7,125	7,909
7 Forest Laboratories LLC	5.000%	12/15/21	23,725	26,453
General Mills Inc.	5.650%	2/15/19	6,850	7,615
8 General Mills Inc.	6.390%	2/5/23	50,000	59,645
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,786
Gilead Sciences Inc.	3.700%	4/1/24	21,420	23,209
Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,528
Gilead Sciences Inc.	4.500%	2/1/45	50,807	55,210
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	27,027
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	20,276
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	54,156
7 Imperial Tobacco Finance plc	3.750%	7/21/22	29,995	31,734
Johnson & Johnson	6.730%	11/15/23	15,000	19,802
Johnson & Johnson	2.450%	3/1/26	78,000	80,546
Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	21,326
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	15,320
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	27,639
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,180
7 Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	8,442
7 Kraft Heinz Foods Co.	4.375%	6/1/46	24,920	26,187
Kroger Co.	3.300%	1/15/21	13,605	14,462
Kroger Co.	3.850%	8/1/23	5,055	5,555
4 Mayo Clinic	4.128%	11/15/52	11,465	13,000
McKesson Corp.	2.700%	12/15/22	7,010	7,100
McKesson Corp.	2.850%	3/15/23	6,840	6,963
McKesson Corp.	3.796%	3/15/24	9,525	10,318
Medtronic Inc.	1.375%	4/1/18	16,225	16,323
Medtronic Inc.	2.500%	3/15/20	25,335	26,276
Medtronic Inc.	3.150%	3/15/22	46,380	49,435
Medtronic Inc.	3.625%	3/15/24	7,510	8,255
Medtronic Inc.	3.500%	3/15/25	62,791	68,669
Medtronic Inc.	4.375%	3/15/35	21,968	24,818
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,430	11,834
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	11,505	14,437
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	6,535	7,282
Merck & Co. Inc.	3.875%	1/15/21	30,000	32,909
Merck & Co. Inc.	2.350%	2/10/22	24,825	25,585
Merck & Co. Inc.	2.800%	5/18/23	15,650	16,383
Merck & Co. Inc.	2.750%	2/10/25	38,000	39,765
Merck & Co. Inc.	4.150%	5/18/43	28,405	31,821
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,013
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,822
Molson Coors Brewing Co.	5.000%	5/1/42	5,710	6,388
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	25,010
Novartis Capital Corp.	3.400%	5/6/24	13,425	14,684
Novartis Capital Corp.	4.400%	5/6/44	21,485	25,975

Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,130
PepsiCo Inc.	3.125%	11/1/20	48,610	52,002
PepsiCo Inc.	4.000%	3/5/42	35,200	37,674
Pfizer Inc.	6.200%	3/15/19	28,600	32,308
Pfizer Inc.	3.000%	6/15/23	25,440	27,124
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,876
Philip Morris International Inc.	1.875%	2/25/21	43,455	43,943
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,489
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,620
Philip Morris International Inc.	2.625%	3/6/23	23,000	23,798
Philip Morris International Inc.	3.875%	8/21/42	22,785	23,438
Philip Morris International Inc.	4.250%	11/10/44	15,000	16,489
4 Procter & Gamble - Esop	9.360%	1/1/21	12,455	15,056
Procter & Gamble Co.	6.450%	1/15/26	25,000	33,944
Procter & Gamble Co.	5.550%	3/5/37	25,000	34,722
7 Roche Holdings Inc.	6.000%	3/1/19	8,957	10,078
7 Roche Holdings Inc.	2.875%	9/29/21	26,150	27,732
7 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,207
7 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,620
7 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	6,582
7 SABMiller plc	6.500%	7/15/18	30,000	32,998
Sanofi	4.000%	3/29/21	36,275	40,047
7 Sigma Alimentos SA de CV	4.125%	5/2/26	27,145	27,450
The Kroger Co.	2.200%	1/15/17	22,780	22,925
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	19,105
Unilever Capital Corp.	4.250%	2/10/21	78,185	87,315
Wyeth LLC	5.950%	4/1/37	15,000	19,989

Energy (3.3%)
7 BG Energy Capital plc	2.875%	10/15/16	26,655	26,763
7 BG Energy Capital plc	4.000%	10/15/21	34,720	37,685
BP Capital Markets plc	2.248%	11/1/16	34,545	34,691
BP Capital Markets plc	4.750%	3/10/19	18,140	19,654
BP Capital Markets plc	2.315%	2/13/20	3,760	3,848
BP Capital Markets plc	4.500%	10/1/20	28,000	30,978
BP Capital Markets plc	4.742%	3/11/21	10,000	11,242
BP Capital Markets plc	3.062%	3/17/22	35,770	37,283
BP Capital Markets plc	3.245%	5/6/22	10,000	10,515
BP Capital Markets plc	2.500%	11/6/22	8,000	8,067
BP Capital Markets plc	3.994%	9/26/23	13,130	14,206
BP Capital Markets plc	3.814%	2/10/24	38,000	40,740
BP Capital Markets plc	3.506%	3/17/25	41,710	44,117
Chevron Corp.	2.355%	12/5/22	6,000	6,094
Chevron Corp.	3.191%	6/24/23	69,750	73,937
ConocoPhillips	5.750%	2/1/19	6,365	6,994
ConocoPhillips	6.000%	1/15/20	3,115	3,536
ConocoPhillips	7.000%	3/30/29	11,500	13,846
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	15,192
ConocoPhillips Co.	4.200%	3/15/21	17,925	19,371
ConocoPhillips Co.	2.875%	11/15/21	21,951	22,380
ConocoPhillips Co.	3.350%	11/15/24	10,275	10,581
ConocoPhillips Co.	3.350%	5/15/25	24,815	25,398
ConocoPhillips Co.	4.950%	3/15/26	10,000	11,336
ConocoPhillips Co.	4.300%	11/15/44	48,640	49,176
Devon Energy Corp.	3.250%	5/15/22	15,905	15,422
Devon Energy Corp.	5.850%	12/15/25	6,780	7,486

Devon Energy Corp.	5.600%	7/15/41	8,690	8,381
Devon Energy Corp.	5.000%	6/15/45	11,535	10,731
Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	14,870
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,393
EOG Resources Inc.	5.625%	6/1/19	16,285	17,988
Exxon Mobil Corp.	2.222%	3/1/21	12,735	13,128
Exxon Mobil Corp.	2.726%	3/1/23	10,710	11,169
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,763
Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,213
Halliburton Co.	3.500%	8/1/23	67,975	70,498
Noble Energy Inc.	4.150%	12/15/21	14,890	15,680
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	30,121
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,427
Occidental Petroleum Corp.	3.400%	4/15/26	33,675	35,524
Occidental Petroleum Corp.	4.400%	4/15/46	35,145	38,665
Phillips 66	4.300%	4/1/22	30,000	32,780
Phillips 66	4.875%	11/15/44	8,855	9,665
7 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	26,509
7 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,827
Shell International Finance BV	4.375%	3/25/20	16,000	17,540
Shell International Finance BV	2.250%	11/10/20	49,900	51,081
Shell International Finance BV	3.250%	5/11/25	28,680	29,994
Shell International Finance BV	4.125%	5/11/35	38,475	41,172
Shell International Finance BV	5.500%	3/25/40	10,795	13,396
Shell International Finance BV	4.375%	5/11/45	68,950	74,981
Suncor Energy Inc.	6.100%	6/1/18	13,825	14,853
Suncor Energy Inc.	3.600%	12/1/24	19,505	20,361
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,380
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	27,195
Texaco Capital Inc.	8.625%	4/1/32	25,000	38,010
Total Capital International SA	1.550%	6/28/17	38,435	38,607
Total Capital International SA	2.700%	1/25/23	32,714	33,536
Total Capital International SA	3.750%	4/10/24	50,000	54,808
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	32,962
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,027
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	66,375

Other Industrial (0.1%)
7 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,437
7 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	19,901
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	27,431

Technology (1.9%)
Apple Inc.	2.850%	5/6/21	34,300	36,249
Apple Inc.	2.850%	2/23/23	43,845	45,939
Apple Inc.	3.450%	5/6/24	31,140	33,728
Apple Inc.	3.850%	5/4/43	15,275	15,328
Apple Inc.	4.450%	5/6/44	4,035	4,396
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,602
Cisco Systems Inc.	2.200%	2/28/21	78,505	80,917
Cisco Systems Inc.	2.900%	3/4/21	10,700	11,366
Intel Corp.	3.300%	10/1/21	10,000	10,823
Intel Corp.	4.100%	5/19/46	47,755	49,665
International Business Machines Corp.	5.700%	9/14/17	41,710	44,055
International Business Machines Corp.	3.375%	8/1/23	61,300	66,515
International Business Machines Corp.	3.625%	2/12/24	22,800	24,887
International Business Machines Corp.	7.000%	10/30/25	25,000	33,912

Microsoft Corp.	3.000%	10/1/20	10,000	10,667
Microsoft Corp.	2.375%	2/12/22	19,865	20,511
Microsoft Corp.	3.625%	12/15/23	13,500	14,956
Microsoft Corp.	2.700%	2/12/25	23,890	24,660
Microsoft Corp.	3.125%	11/3/25	26,300	28,123
Microsoft Corp.	4.500%	10/1/40	18,210	20,720
Microsoft Corp.	4.450%	11/3/45	61,885	69,920
Oracle Corp.	5.000%	7/8/19	35,000	38,823
Oracle Corp.	1.900%	9/15/21	70,285	70,518
Oracle Corp.	2.500%	5/15/22	38,860	39,772
Oracle Corp.	2.400%	9/15/23	63,535	63,687
Oracle Corp.	2.950%	5/15/25	11,300	11,715

Transportation (0.7%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,705
7 ERAC USA Finance LLC	6.375%	10/15/17	36,290	38,487
7 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,394
7 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,387
7 ERAC USA Finance LLC	3.300%	10/15/22	745	776
7 ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,120
7 ERAC USA Finance LLC	5.625%	3/15/42	31,000	37,608
FedEx Corp.	2.700%	4/15/23	15,810	16,189
FedEx Corp.	4.900%	1/15/34	25,040	28,428
FedEx Corp.	3.875%	8/1/42	4,505	4,405
FedEx Corp.	5.100%	1/15/44	26,055	30,270
FedEx Corp.	4.550%	4/1/46	14,460	15,669
7 Kansas City Southern	4.950%	8/15/45	32,290	36,144
Ryder System Inc.	2.500%	3/1/18	32,000	32,502
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,694
United Parcel Service Inc.	4.875%	11/15/40	14,810	18,657
				10,896,367
Utilities (3.6%)
Electric (3.4%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,047
Alabama Power Co.	3.750%	3/1/45	20,255	21,081
Ameren Illinois Co.	2.700%	9/1/22	58,000	60,604
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	15,179
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	27,233
Berkshire Hathaway Energy Co.	6.125%	4/1/36	10,063	13,319
Berkshire Hathaway Energy Co.	6.500%	9/15/37	65,165	89,642
Commonwealth Edison Co.	4.350%	11/15/45	6,815	7,773
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,256
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	67,865
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	35,202
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,325
8 Dominion Resources Inc.	2.962%	7/1/19	17,030	17,352
Dominion Resources Inc.	4.450%	3/15/21	30,000	33,158
Dominion Resources Inc.	3.625%	12/1/24	23,850	25,104
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	22,348
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	12,191
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,496
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,184
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,628
Duke Energy Corp.	2.150%	11/15/16	35,000	35,137
Duke Energy Corp.	1.625%	8/15/17	34,840	35,024
Duke Energy Corp.	4.800%	12/15/45	37,600	43,546
Duke Energy Progress LLC	2.800%	5/15/22	20,140	21,114

Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,263
Duke Energy Progress LLC	4.200%	8/15/45	42,055	47,213
Eversource Energy	4.500%	11/15/19	1,880	2,061
Eversource Energy	3.150%	1/15/25	6,775	7,066
Florida Power & Light Co.	6.200%	6/1/36	22,452	30,724
Florida Power & Light Co.	5.250%	2/1/41	29,745	38,434
Florida Power & Light Co.	4.125%	2/1/42	20,000	22,638
Georgia Power Co.	5.700%	6/1/17	50,000	52,031
Georgia Power Co.	5.950%	2/1/39	30,476	39,617
Georgia Power Co.	5.400%	6/1/40	10,136	12,499
Georgia Power Co.	4.750%	9/1/40	6,105	6,961
Georgia Power Co.	4.300%	3/15/42	32,540	35,629
MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,921
MidAmerican Energy Co.	4.250%	5/1/46	13,105	14,934
Mississippi Power Co.	4.250%	3/15/42	20,000	17,888
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,575
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	33,617
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	31,334
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,527
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	15,423
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	14,266	14,852
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,008
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,025	1,160
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,235
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	45,995
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	35,977
PacifiCorp	2.950%	6/1/23	14,835	15,636
PacifiCorp	5.750%	4/1/37	11,135	14,567
Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,215
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	13,280
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,766
Progress Energy Inc.	3.150%	4/1/22	20,800	21,662
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,751
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	22,733
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	32,487
South Carolina Electric & Gas Co.	4.100%	6/15/46	18,810	19,874
South Carolina Electric & Gas Co.	5.100%	6/1/65	19,550	22,586
Southern California Edison Co.	5.500%	8/15/18	31,730	34,713
Southern California Edison Co.	3.875%	6/1/21	24,860	27,402
Southern California Edison Co.	2.400%	2/1/22	8,270	8,522
Southern California Edison Co.	4.500%	9/1/40	5,150	5,964
Southern California Edison Co.	3.600%	2/1/45	8,160	8,498
Southern Co.	2.950%	7/1/23	44,985	46,557
Tampa Electric Co.	2.600%	9/15/22	20,205	20,869
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	52,934
Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,615
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,107

Natural Gas (0.2%)
NiSource Finance Corp.	6.400%	3/15/18	19,895	21,533
Nisource Finance Corp.	5.250%	2/15/43	13,546	16,296
NiSource Finance Corp.	4.800%	2/15/44	8,500	9,766
Sempra Energy	2.850%	11/15/20	11,900	12,344

	Southern California Gas Co.	2.600%	6/15/26	28,885	29,638
					1,734,705
Total Corporate Bonds (Cost $18,727,874)					20,144,277
Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)
7	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	10,000	10,139
7	CDP Financial Inc.	4.400%	11/25/19	22,000	24,203
7	Electricite de France SA	4.600%	1/27/20	31,972	35,087
7	Electricite de France SA	4.875%	1/22/44	2,910	3,110
7	Electricite de France SA	4.950%	10/13/45	12,500	13,781
4,7	Electricite de France SA	5.250%	1/29/49	17,185	16,412
4,7	Electricite de France SA	5.625%	12/29/49	19,050	17,883
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	70,765
	Japan Treasury Discount Bill	0.000%	9/5/16	7,800,000	75,566
	Korea Development Bank	2.875%	8/22/18	32,285	33,188
	Korea Development Bank	2.500%	3/11/20	62,550	63,849
7	Petroleos Mexicanos	5.500%	2/4/19	10,825	11,408
	Province of New Brunswick	5.200%	2/21/17	30,000	30,737
	Province of Ontario	4.400%	4/14/20	48,000	53,340
	Province of Ontario	2.500%	4/27/26	100,400	103,536
	Quebec	2.500%	4/20/26	134,755	138,597
7	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	52,260
7	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	52,297
7	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	28,000	28,572
7	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	42,499
	Statoil ASA	3.125%	8/17/17	33,000	33,751
	Statoil ASA	5.250%	4/15/19	8,895	9,792
	Statoil ASA	2.250%	11/8/19	16,095	16,474
	Statoil ASA	2.900%	11/8/20	22,450	23,435
	Statoil ASA	2.750%	11/10/21	31,091	32,311
	Statoil ASA	2.450%	1/17/23	10,840	10,948
	Statoil ASA	2.650%	1/15/24	10,105	10,240
	Statoil ASA	3.700%	3/1/24	20,035	21,678
	Statoil ASA	3.250%	11/10/24	22,425	23,606
7	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	40,200
	United Mexican States	3.500%	1/21/21	11,250	11,902
	United Mexican States	3.600%	1/30/25	9,855	10,295
Total Sovereign Bonds (Cost $1,081,978)					1,121,861
Taxable Municipal Bonds (2.9%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	51,712
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	22,775	35,788
	California GO	5.700%	11/1/21	15,655	18,703
	California GO	7.550%	4/1/39	45,525	72,034
	California GO	7.300%	10/1/39	4,460	6,749
	California GO	7.625%	3/1/40	2,345	3,699
	California GO	7.600%	11/1/40	47,525	76,877
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,522
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	16,598
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	19,036

Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	12,640	16,465
Chicago Transit Authority	6.899%	12/1/40	24,650	32,110
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	32,508
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,492
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	86,120
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	42,526	55,999
Houston TX GO	6.290%	3/1/32	21,830	28,015
Illinois GO	5.100%	6/1/33	50,105	48,098
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	22,246
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	47,000	53,198
Los Angeles CA Community College District
GO	6.750%	8/1/49	12,915	20,565
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	43,125
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	39,719
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	11,000	15,763
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	16,282
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,746
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	45,356
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	3,041
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	2,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	18,427
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	5,600	8,160
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,852
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	23,257
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	37,989
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,790	48,699
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	14,510	19,838
9 Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,569
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	12,286
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,416
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	58,000	66,356
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	10,910	13,196
Princeton University New Jersey GO	5.700%	3/1/39	13,020	18,503
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	8,720
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	15,772
University of California	3.931%	5/15/45	18,275	19,550

University of California Regents General
Revenue	4.601%	5/15/31	19,390	22,754
University of California Regents Medical
Center Revenue	6.548%	5/15/48	16,165	23,332
University of California Regents Medical
Center Revenue	6.583%	5/15/49	20,890	30,169
University of California Revenue	5.770%	5/15/43	23,675	31,921
University of California Revenue	4.765%	5/15/44	4,740	5,119
Utah GO	3.289%	7/1/20	21,900	23,607
10	Wisconsin GO	5.700%	5/1/26	9,000	11,055
Total Taxable Municipal Bonds (Cost $1,120,224)	1,383,138

Shares
Common Stocks (36.3%)
Consumer Discretionary (1.0%)
McDonald's Corp.	2,635,430	317,148
Thomson Reuters Corp.	4,077,040	164,794
481,942
Consumer Staples (4.9%)
Kraft Heinz Co.	5,197,586	459,882
British American Tobacco plc	5,494,766	357,549
Coca-Cola Co.	7,197,120	326,245
Philip Morris International Inc.	2,737,870	278,496
Altria Group Inc.	3,416,100	235,574
PepsiCo Inc.	1,922,880	203,710
Procter & Gamble Co.	1,890,880	160,101
^	Diageo plc ADR	1,215,690	137,227
Kimberly-Clark Corp.	995,370	136,844
*	Unilever NV	752,400	35,318
2,330,946
Energy (5.0%)
Exxon Mobil Corp.	5,158,300	483,539
Chevron Corp.	4,222,890	442,686
Occidental Petroleum Corp.	4,499,350	339,971
Suncor Energy Inc.	12,124,920	336,224
Royal Dutch Shell plc Class B	6,445,575	177,249
Enbridge Inc.	3,840,860	162,699
Phillips 66	2,040,390	161,884
^	TransCanada Corp.	3,190,730	144,379
TransCanada Corp. Sub Receipts	1,562,100	70,515
Spectra Energy Corp.	1,047,800	38,381
Marathon Petroleum Corp.	134,247	5,096
2,362,623
Financials (4.7%)
Wells Fargo & Co.	12,610,672	596,863
JPMorgan Chase & Co.	8,979,800	558,005
BlackRock Inc.	892,310	305,643
Chubb Ltd.	1,954,673	255,495
MetLife Inc.	4,782,220	190,476
M&T Bank Corp.	1,548,690	183,102
National Bank of Canada	3,458,180	118,284
2,207,868
Health Care (5.2%)
Johnson & Johnson	5,462,100	662,553
Merck & Co. Inc.	10,647,070	613,377

Pfizer Inc.	17,029,407	599,605
^ AstraZeneca plc ADR	7,436,960	224,522
Novartis AG	2,631,267	216,458
Roche Holding AG	622,469	164,351
		2,480,866
Industrials (4.4%)
General Electric Co.	18,007,480	566,875
Eaton Corp. plc	5,607,200	334,918
Union Pacific Corp.	2,762,380	241,018
Lockheed Martin Corp.	965,280	239,554
Waste Management Inc.	3,382,410	224,152
3M Co.	1,131,520	198,152
Caterpillar Inc.	1,996,610	151,363
United Parcel Service Inc. Class B	1,396,850	150,469
		2,106,501
Information Technology (4.6%)
Microsoft Corp.	14,877,410	761,277
Cisco Systems Inc.	18,300,260	525,034
Intel Corp.	13,159,400	431,628
Maxim Integrated Products Inc.	4,060,570	144,922
Analog Devices Inc.	2,537,640	143,732
Texas Instruments Inc.	2,023,810	126,792
International Business Machines Corp.	481,460	73,076
		2,206,461
Materials (1.2%)
Dow Chemical Co.	5,032,700	250,175
^ Agrium Inc.	1,976,209	178,689
International Paper Co.	1,897,940	80,435
Nucor Corp.	1,280,350	63,262
		572,561
Telecommunication Services (1.7%)
Verizon Communications Inc.	9,750,556	544,471
BCE Inc.	5,470,370	258,879
		803,350
Utilities (3.6%)
Dominion Resources Inc.	5,705,540	444,633
Xcel Energy Inc.	7,841,390	351,137
Duke Energy Corp.	3,118,740	267,557
National Grid plc	17,091,789	251,344
Eversource Energy	3,888,980	232,950
NextEra Energy Inc.	1,234,050	160,920
		1,708,541
Total Common Stocks (Cost $12,527,191)		17,261,659

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.9%)
Money Market Fund (0.7%)
11,12 Vanguard Market Liquidity Fund	0.538%		353,278,700	353,279

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.2%)
Bank of America Securities, LLC
(Dated 6/30/16, Repurchase Value
$143,202,000, collateralized by Federal
National Mortgage Assn., 2.737%, 4/1/39,
and Federal Home Loan Mortgage Corp.
2.163%-4.000%, 2/1/42-10/1/43, with a
value of $146,064,000)	0.440%	7/1/16	143,200	143,200
Deutsche Bank Securities, Inc.
(Dated 6/30/16, Repurchase Value
$1,500,000, collateralized by U.S.
Treasury Note/Bond 3.625%, 2/15/44, with
a value of $1,530,000)	0.410%	7/1/16	1,500	1,500
HSBC Bank USA
(Dated 6/30/16, Repurchase Value
$145,002,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.500%,
12/1/41-8/1/48, with a value of
$147,900,000)	0.380%	7/1/16	145,000	145,000
RBC Capital Markets LLC
(Dated 6/30/16, Repurchase Value
$87,401,000, collateralized by Federal
National Mortgage Assn. 2.425%-5.500%,
5/1/25-7/1/41, Federal Home Loan
Mortgage Corp. 2.192%-3.500%, 2/1/30-
8/1/43, and Government National
Mortgage Assn., 3.000%-3.500%,
10/20/45-6/20/46, with a value of
$89,148,000)	0.400%	7/1/16	87,400	87,400
RBS Securities, Inc.
(Dated 6/30/16, Repurchase Value
$197,402,000, collateralized by U.S.
Treasury Note/Bond 0.084%-3.000%,
1/31/17-5/31/21, with a value of
$201,351,000)	0.400%	7/1/16	197,400	197,400
				574,500
Total Temporary Cash Investments (Cost $927,779)				927,779
Total Investments (100.1%) (Cost $40,913,036)				47,633,935

				Amount
				($000)
Other Assets and Liabilities-Net (-0.1%)12,13				(27,032)
Net Assets (100%)				47,606,903
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $344,116,000.
* Non-income-producing security.

1 Securities with a value of $750,000 have been segregated as collateral for open over-the-counter swap contracts.
2 Securities with a value of $395,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $4,377,843,000, representing 9.2% of net assets.
8 Adjustable-rate security.
9 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Includes $353,279,000 of collateral received for securities on loan.
13 Cash of $6,870,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Wellesley Income Fund

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Wellesley Income Fund

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,571,991	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,223,230	—
Corporate Bonds	—	20,084,300	59,977
Sovereign Bonds	—	1,121,861	—
Taxable Municipal Bonds	—	1,383,138	—
Common Stocks	16,094,707	1,166,952	—
Temporary Cash Investments	353,279	574,500	—
Futures Contracts—Liabilities[1]	(1,314)	—	—
Forward Currency Contracts—Liabilities	—	(2,306)	—
Swap Contracts—Liabilities	—	(79)	—
Total	16,446,672	31,123,587	59,977
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	(10,400)	(1,270,506)	(23,408)
10-Year U.S. Treasury Note	September 2016	8,694	1,156,166	(1,587)
				(24,995)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Wellesley Income Fund

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs International	9/6/16	USD	73,401	JPY 7,800,000	(2,306)

JPY—Japanese Yen.
USD—U.S. dollar.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between

Wellesley Income Fund

the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At June 30, 2016, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	310	(1.000)	(79)
			25,000			(79)
1 DBAG—Deutsche Bank AG.

J. At June 30, 2016, the cost of investment securities for tax purposes was $41,024,790,000. Net unrealized appreciation of investment securities for tax purposes was $6,609,145,000, consisting of unrealized gains of $6,796,382,000 on securities that had risen in value since their purchase and $187,237,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD WELLESLEY INCOME FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.